CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net loss	$ (1,299,876)	$ (450,076)	$ (470,390)	$ (958,767)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	60,000	5,250	5,250	210,440
Stock based compensation- related parties	305,225	59,716	110,835	575,412
Change in fair value of derivative liabilities	527,584	(164,582)	(468,823)	(646,705)
Debt discount			325,431	67,250
Financing cost				19,412
Gain on debt forgiveness	0	(5,000)		(151,308)
Change in discount expense	64,887	173,349
Changes in operating assets and liabilities:
Accounts receivable	0	750,000	750,000	(750,000)
Prepaid	(26,750)	(7,038)	(11,000)	0
Loss on notes	82,664	0
Accounts payable and accrued expenses	(74,075)	(84,329)	167,060	230,400
Due to related parties	16,500	(44,385)	5,116	417,081
Net provided by (cash used) in operating activities	(343,839)	487,905	413,479	(986,783)
Deferred revenue	0	250,000
Cash flows from financing activities:
Proceeds from convertible note	245,000	0	200,000	295,000
Proceeds from notes payable				50,000
Proceeds from the sale of preferred shares and warrants				640,000
Repayment of convertible notes	0	(220,500)	(520,500)	0
Net cash provided by ( used in) financing activities	395,000	(220,500)	(320,500)	985,000
Proceeds from warrant conversion	148,000	0
Net increase (decrease) in cash	51,161	267,405	92,979	(1,783)
Cash - beginning of year	94,414	1,434	1,434	3,218
Cash - end of year	145,575	268,839	94,414	1,434
SUPPLEMENT DISCLOSURES:
Interest paid			30,027	0
Income taxes paid				0
NON MONETARY TRANSACTIONS
Common stock issued for payables - related parties			$ 128,333	$ 1,577,471
Interest paid	0	0
Common stock issued for retiring preferred shares			1,968	142,757
Income taxes paid	0	0
Preferred shares issued for notes payable				$ 100,000
Non Cash Transactions
Common stock issued for conversion of preferred shares	0	1,968
Common stock issued for convertible debt				199,567
Common stock issued for accrued expenses- related party	0	23,332
Common stock issued for accounts payable			$ 27,000	$ 44,081
Warrants issued with convertible notes	21,336	0
Initial discount from derivatives	$ 253,664	$ 0